SUPPLEMENT DATED SEPTEMBER 21, 2005

TO THE

STATEMENTS OF ADDITIONAL INFORMATION OF THE

FUNDS INDICATED BELOW

The following information is included prior to the information included under the heading “Independent Registered Public Accountants and Financial Statements” in the Statement of Additional Information of Citi Premium Liquid Reserves and Citi Premium U.S. Treasury Reserves, under the heading “Independent Registered Public Accounting Firm and Financial Statements” in the Statements of Additional Information of Citi Institutional Liquid Reserves, Citi Institutional Cash Reserves, Citi Institutional U.S. Treasury Reserve, Citi Institutional Tax Free Reserves and each series of CitiFunds Trust I and CitiFunds Trust III listed below, and under the heading “Independent Auditors and Financial Statements” in the Statement of Additional Information of Citi Institutional Enhanced Income Fund, each as listed below:

Recent Developments

The Fund has received information from Citigroup Asset Management (“CAM”) concerning Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc (“SBAM”), investment advisory companies that are a part of CAM. The Fund receives investment advisory and administrative services from Citi Fund Management Inc., which is also a part of CAM. The information received from CAM is as follows:

On September 16, 2005, the staff of the Securities and Exchange Commission (the “Commission”) informed SBFM and SBAM that the staff is considering recommending that the Commission institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the Commission and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

SBFM and SBAM are cooperating with the Commission. Although there can be no assurance, SBFM and SBAM believe that these matters are not likely to have a material adverse effect on the funds or their ability to perform their respective investment advisory services relating to the funds.

The Commission staff’s recent notification will not affect the sale by Citigroup Inc. of substantially all of CAM’s worldwide business to Legg Mason, Inc., which Citigroup continues to expect will occur in the fourth quarter of this year.

CITIFUNDSSM PREMIUM TRUST	December 31, 2004
CitiSM Premium Liquid Reserves
CitiSM Premium U.S. Treasury Reserves

CITIFUNDSSM INSTITUTIONAL TRUST
CitiSM Institutional Liquid Reserves	December 31, 2004
CitiSM Institutional Cash Reserves	December 31, 2004
CitiSM Institutional U.S. Treasury Reserves	December 31, 2004
CitiSM Institutional Tax Free Reserves	December 31, 2004
CitiSM Institutional Enhanced Income Fund	March 1, 2005

CITIFUNDSSM TRUST I	December 31, 2004
CitiSM Institutional Money Reserves

CITIFUNDSSM TRUST III	December 31, 2004
CitiSM Cash Reserves
CitiSM U.S. Treasury Reserves
CitiSM Tax Free Reserves
CitiSM California Tax Free Reserves
CitiSM Connecticut Tax Free Reserves
CitiSM New York Tax Free Reserves